Financial risk management (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents		$ 508,982	$ 375,753	$ 479,381	$ 640,891
Short-term restricted cash	[1]	5,465	5,371
Currency Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increased/decreased profit or loss after % change in jet fuel prices		9,235	7,851
Net loss from currency exchanges		(20,163)	(23,938)
Net loss from pension plans and bonds issuance		$ 1,644	$ 4,780
Currency Risk [Member] | Top of Range [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rates		12.15%	12.96%
Currency Risk [Member] | Bottom of Range [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rates		0.44%	0.44%

[1]	As of December 31, 2017, the restricted cash includes resources in administration in an autonomous equity, which have a specific destination in relation to the object for which they were constituted, they consist among others in the payment of capital and interests to the bondholders.